Employee benefit plans and stock-based compensation plans (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Status of Restricted Stock Units and Performance Shares
A summary of the status of restricted stock units and performance shares as of December 31, 2016, and changes during the year ended December 31, 2016, is presented below.

	Shares (in millions)	Weighted- Average Grant Date Fair Value Per Share
Outstanding at beginning of year	1.7	$76.90
Granted	1.0	69.87
Other(1)	0.1	58.17
Released	(0.8)	70.26
Forfeited/cancelled	(0.1)	78.69
Outstanding at December 31, 2016	1.9	75.04
Vested and deferred at December 31, 2016	0.1	64.60
Non-vested at December 31, 2016	1.8	$75.18

(1)	Represents additional performance shares issued above the original grant for achieving certain performance metrics.

Status of Stock Options
A summary of the status of stock options as of December 31, 2016, and changes during the year ended December 31, 2016, is presented below.

	Shares (in millions)	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in millions)(1)
Outstanding at beginning of year	18.0	$57.03
Granted	4.2	69.86
Exercised	(2.2)	42.16
Forfeited/cancelled	(0.5)	77.31
Outstanding at end of period	19.5	61.02	5.1	$216.7
Awards exercisable at period end	13.0	$54.27	3.5	$216.7

(1)	Amount by which the market value of the underlying stock exceeds the exercise price of the stock option.

Weighted-Average Assumptions to Value Options Granted
The fair value of stock options granted was estimated on the date of grant using a Black-Scholes multiple option-pricing model with the following weighted-average assumptions:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Expected life of option	N/A	3-5 years	3-5 years	3-5 years
Risk-free interest rate	N/A	0.9%-1.2%	1.5%-2.1%	0.9%-1.4%
Expected volatility of stock	N/A	20%-25%	21%-23%	20%-25%
Expected dividend yield	N/A	None	None	None

The fair value of stock options granted was estimated on the date of grant using a Black-Scholes multiple option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2016	2015	2014
Expected life of option	3-5 years	3-5 years	3-5 years
Risk-free interest rate	0.9%-1.9%	1.0%-1.7%	0.7%-1.8%
Expected volatility of stock	20%-25%	19%-26%	21%-29%
Expected dividend yield	None	None	None
Weighted-average volatility of stock	22.3%	24.0%	27.4%

Summary of Cash Proceeds Fair Value of Vested Shares Intrinsic Value Related to Total Stock Options Exercised and Weighted Average Fair Value of Stock Options Granted
Cash proceeds and intrinsic value related to total stock options exercised and weighted-average fair value of stock options granted during the years ended December 31, 2016, 2015 and 2014 are provided in the following table:

	Year Ended December 31,
(in millions, except per share data)	2016	2015	2014
Proceeds from stock options exercised	$95.5	$213.2	$542.4
Intrinsic value of stock options exercised	71.1	212.8	476.3
Weighted-average fair value per share of options granted during the year	$13.76	$18.03	$17.98